UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.): [X] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Emerging Growth Advisors, Inc.
Address:	World Trade Center Baltimore
		401 E. Pratt St., Suite 211
		Baltimore, MD 21202-3041

13F File Number: 28-6448

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Peter S. Welles
Title:	President
Phone:	410-332-1021
Signature, Place, and Date of Signing:

Peter S. Welles	Baltimore, MD		April 19, 2001


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		56

Form 13F Information Table Value Total:		$183,681



List of Other Included Managers:			None




FORM 13F INFORMATION TABLE



       Column 1          Column 2    Column 3  Column 4 Column 5          Column 6   Column 7 Column8

                                                 VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
    NAME OF ISSUER     TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE  SHARED  NONE

AES Corp               Common        00130H105     5,536  110,800sh         sole               110,800
ATMI, Inc.             Common        00207R101     5,624  304,000sh         sole               304,000
Accrue Software Inc.   Common        00437W102        56  300,000sh         sole               300,000
Adaptec, Inc.          Common        00651F108       610   70,300sh         sole                70,300
Advantage Learning SystCommon        00757K100    15,159  525,000sh         sole               525,000
Aspect Communications  Common        045237104     1,946  440,000sh         sole               440,000
Atmel Corp.            Common        049513104       993  101,200sh         sole               101,200
Atrix Laboratories, IncCommon        04962L101       688   50,000sh         sole                50,000
Bio-Plexus Inc.        Common        09057C106        26  100,000sh         sole               100,000
Carnival Corp.         Class A       143658102     1,660   60,000sh         sole                60,000
Checkpoint Sys Inc.    Common        162825103     3,875  410,000sh         sole               410,000
Comverse Technology    Common        205862402    13,403  227,600sh         sole               227,600
Dallas Semiconductor CoCommon        235204104     6,503  250,000sh         sole               250,000
Diamondcluster InternatCommon        252762109     1,477  170,000sh         sole               170,000
Documentum, Inc.       Common        256159104     3,630  330,000sh         sole               330,000
Dollar Tree Stores Inc.Common        256747106     1,300   67,500sh         sole                67,500
E M C Corp Mass        Common        268648102     5,880  200,000sh         sole               200,000
Elan PLC               ADR           284131208     4,468   85,517sh         sole                85,517
Flow International CorpCommon        343468104     3,150  300,000sh         sole               300,000
Fortel Inc.            Common        349550103       2631,050,000sh         sole              1,050,000
GenRad, Inc.           Common        372447102     1,602  200,300sh         sole               200,300
Health Mgmt Assoc Inc NClass A       421933102     2,022  130,000sh         sole               130,000
Innoveda Inc.          Common        45769F102       780  225,000sh         sole               225,000
JDS Uniphase Corp.     Common        46612J101     6,084  330,000sh         sole               330,000
JPM Company            Common       4659331098        98  195,000sh         sole               195,000
KV Pharmaceutical Co   Class A       482740206     3,840  195,000sh         sole               195,000
Kensey Nash Corp.      Common        490057106     4,359  375,000sh         sole               375,000
Legato Systems         Common        524651106     9,047  750,000sh         sole               750,000
Lo Jack Corp.          Common        539451104     2,402  420,000sh         sole               420,000
MRO Software Inc.      Common        55347W105     3,265  405,000sh         sole               405,000
Mapics, Inc            Common        564910107       284   65,000sh         sole                65,000
McData Corporation - A Common        580031201       139    7,361sh         sole                 7,361
Mexican Resturants     Common        59283R104       220   75,000sh         sole                75,000
Molecular Devices Corp Common        60851C107    11,375  250,000sh         sole               250,000
Navidec Inc.           Common        63934Q101       173   92,500sh         sole                92,500
Network Appliances Inc Common        64120l104     5,548  330,000sh         sole               330,000
Nextel Comm Inc.       Class A       65332V103     2,588  180,000sh         sole               180,000
Novellus Systems Inc.  Common        670008101       767   18,900sh         sole                18,900
Orthodontic Centers of Common        68750P103     3,075  150,000sh         sole               150,000
P- Com Inc.            Common        693262107       192  150,000sh         sole               150,000
Pinnacle Systems Inc.  Common        723481107     5,231  620,000sh         sole               620,000
Planar Systems         Common        726900103     4,208  330,000sh         sole               330,000
ProsoftTraining.com    Common        743477101     3,898  495,000sh         sole               495,000
ProsoftTraining.com    Unregistered  743477101     1,418  180,000sh         sole               180,000
Proxim, Inc.           Common        744284100     2,868  285,000sh         sole               285,000
QRS Corp.              Common        74726X105     2,550  300,000sh         sole               300,000
Sawtek Inc.            Common        805468105     2,672  150,000sh         sole               150,000
Serena Software, Inc.  Common        817492101     1,871  205,000sh         sole               205,000
Symantec Corp.         Common        871503108     3,136   75,000sh         sole                75,000
SymmetriCom, Inc.      Common        871543104    10,913  900,000sh         sole               900,000
Systemone Technologies,Common        87187Q104       113  100,000sh         sole               100,000
TJX Cos Inc new        Common        872540109     3,200  100,000sh         sole               100,000
Tower Automotive Inc.  Common        891707101       751   70,000sh         sole                70,000
UroCor, Inc.           Common        91727P105     1,045  110,000sh         sole               110,000
Verilink               Common        923432108       820  525,000sh         sole               525,000
Wind River Systems, IncCommon        973149107     4,883  210,000sh         sole               210,000






